Opus Small Cap Value ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Basic Materials - 2.9%
Hawkins, Inc.	105,036	$13,680,939
United States Lime & Minerals, Inc.	47,001	5,665,031
		19,345,970

Communications - 1.2%
A10 Networks, Inc.	448,344	7,819,119

Consumer, Cyclical - 12.5%
Boyd Gaming Corp.	119,698	10,119,269
Copa Holdings SA - Class A	65,357	8,914,695
Gildan Activewear, Inc.	156,259	10,153,710
KB Home	191,300	11,007,402
Murphy USA, Inc.	22,384	9,457,464
PriceSmart, Inc.	80,060	11,385,333
Texas Roadhouse, Inc.	95,332	17,146,413
Winmark Corp.	11,899	5,362,760
		83,547,046

Consumer, Non-cyclical - 8.4%
Chemed Corp.	26,739	11,421,296
Encompass Health Corp.	125,641	11,876,844
Ensign Group, Inc.	100,790	17,301,611
LeMaitre Vascular, Inc.	67,483	5,734,031
Service Corp. International	119,633	9,622,082
		55,955,864

Energy - 8.3%
Chord Energy Corp.	68,972	6,913,753
Kimbell Royalty Partners LP	192,181	2,580,991
Northern Oil & Gas, Inc.	286,710	7,167,750
Range Resources Corp.	218,101	8,255,123
TechnipFMC PLC	228,318	12,721,879
Viper Energy, Inc. - Class A	425,462	18,014,061
		55,653,557

Financial - 35.1% (a)
Agree Realty Corp.	91,111	6,580,948
American Healthcare REIT, Inc.	324,824	15,237,494
EastGroup Properties, Inc.	54,828	9,958,958
Enterprise Financial Services Corp.	231,657	13,285,529
Essential Properties Realty Trust, Inc.	332,031	10,080,461
FirstService Corp.	37,132	5,765,114
Four Corners Property Trust, Inc.	174,319	4,296,964
German American Bancorp, Inc.	268,413	11,292,135
Hanover Insurance Group, Inc.	87,958	15,317,006
Hingham Institution For Savings	24,643	7,354,703
Home BancShares, Inc.	378,329	10,933,708
Houlihan Lokey, Inc.	65,385	11,005,603
Ladder Capital Corp.	657,377	7,211,426
Lakeland Financial Corp.	152,917	9,113,853
Mercury General Corp.	78,412	6,868,107
Pathward Financial, Inc.	142,108	12,830,931
Primerica, Inc.	51,089	13,438,451
Seacoast Banking Corp. of Florida	438,264	14,655,548
Stock Yards Bancorp, Inc.	186,875	12,649,569
Terreno Realty Corp.	107,304	6,603,488
Victory Capital Holdings, Inc. - Class A	114,074	8,045,639
West BanCorp, Inc.	402,616	9,554,078
Wintrust Financial Corp.	86,700	12,787,383
		234,867,096

Industrial - 21.8%
AptarGroup, Inc.	62,806	7,847,610
Arcosa, Inc.	130,330	14,918,875
Argan, Inc.	14,987	5,202,138
Curtiss-Wright Corp.	29,673	19,485,962
Donaldson Co., Inc.	52,572	5,359,190
Flowserve Corp.	175,070	13,681,721
Franklin Electric Co., Inc.	67,864	6,760,612
Graco, Inc.	101,957	8,903,905
Kadant, Inc.	40,902	13,131,178
nVent Electric PLC	102,285	11,482,514
Owens Corning	74,856	8,970,743
Primoris Services Corp.	132,670	19,668,327
UFP Industries, Inc.	102,187	10,553,873
		145,966,648

Technology - 0.8%
Climb Global Solutions, Inc.	47,916	5,682,358

Utilities - 5.5%
California Water Service Group	178,068	7,959,639
IDACORP, Inc.	62,606	8,313,451
National Fuel Gas Co.	131,685	11,028,619
New Jersey Resources Corp.	197,532	9,773,883
		37,075,592
TOTAL COMMON STOCKS (Cost $565,627,095)		645,913,250

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	23,620,405	23,620,405
TOTAL MONEY MARKET FUNDS (Cost $23,620,405)		23,620,405

TOTAL INVESTMENTS - 100.0% (Cost $589,247,500)		669,533,655
Liabilities in Excess of Other Assets - (0.0)% (c)		(192,254)
TOTAL NET ASSETS - 100.0%		$669,341,401

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Opus Small Cap Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$645,913,250	$–	$–	$645,913,250
Money Market Funds	23,620,405	–	–	23,620,405
Total Investments	$669,533,655	$–	$–	$669,533,655

Refer to the Schedule of Investments for further disaggregation of investment categories.